Adoption of New and Revised Standards - Schedule of New and Amended IFRS Accounting Standards (Details)	6 Months Ended
Jun. 30, 2025
Amendments to IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Amendments to IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure Classification and Measurement of Financial Instruments [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments
Effective date	Jan. 01, 2026
Annual Improvements to IFRS – Volume 11 [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Annual Improvements to IFRS – Volume 11
Effective date	Jan. 01, 2026